CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Current assets:
Cash and cash equivalents	$ 65,128	$ 13,293	$ 8,201
Short-term investments	0	982	994
Accounts receivable	594
Prepaid expenses and other current assets	993	551	227
Note receivable from Kantaro—current	75
Receivable from affiliates	1	18
Total current assets	66,791	14,844	9,422
Property and equipment, net	2,490	1,655	278
Investment in VericiDx	9,295
Investment in Kantaro		1,937
Note receivable from Kantaro—noncurrent		83
Deferred offering costs	0	2,364	0
Total assets	78,576	20,883	9,700
Current liabilities:
Accounts payable	1,403	2,218	317
Accounts payable-related party	361
Accrued expenses and other current liabilities	4,602	683	832
Accrued expenses—related party	224
Deferred revenue	122
Note payable—current		120
Payable to affiliate—current	350	271
Total current liabilities	7,062	3,292	1,149
Payable to affiliate—noncurrent		1,544
Note payable—noncurrent		135
Other liabilities	53
Total liabilities	7,115	4,971	1,149
Commitments and contingencies (Note 9)
Shareholders' equity:
Ordinary shares, £0.0025 par value per share: 76,463,244 and 62,444,992 shares authorized at June 30, 2021 and June 30, 2020, respectively; 72,197,286 and 59,416,134 shares issued and outstanding at June 30, 2021 and June 30, 2020, respectively	220	179	162
Additional paid-in capital	150,407	69,650	52,084
Accumulated other comprehensive income (loss)	8,276	(1,200)	(822)
Accumulated deficit	(87,442)	(52,717)	(42,873)
Total shareholders' equity	71,461	15,912	8,551
Total liabilities and shareholders' equity	$ 78,576	$ 20,883	$ 9,700